Investment Objectives and Goals - Invesco Global Equity Net Zero ETF	Jul. 08, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Global Equity Net Zero ETF (the “Fund”) seeks long-term total return.